iShares®

iShares Trust

Supplement dated May 13, 2009

to the Prospectus dated August 1, 2008 (the “Prospectus”)

for the iShares Nasdaq Biotechnology Index Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus.

Effective immediately, the Standard Creation/Redemption Transaction Fee for the Fund is $350.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-IBB-0509

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